BUSINESS COMBINATION (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BUSINESS COMBINATION [Abstract]
Purchase Price Allocation
The purchase price allocation is as follows (in thousands):
June 30, 2021
Fair value of shares	$135
Less: Post combination cost - restricted shares	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	$205

Assets assumed	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205

The purchase price allocation is as follows (in thousands):
December 31, 2021
Fair value of shares	$135
Less: Post combination cost - restricted stocks	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	205
Cash	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205